Supplementary Information To Consolidated Statements Of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Operating Capital [Abstract]
Increase (Decrease) in Inventories	$ (44)	$ 31
Increase (Decrease) in Other Current Assets	(144)	(154)
Increase (Decrease) in Accounts Payable	59	3
Increase (Decrease) in Other Current Liabilities	13	16
Increase (Decrease) in Operating Capital, Total	(116)	(104)
Income Taxes Paid, Net	33	63
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Common share dividends reinvested	181	166
Change in accrued capital expenditures	(50)	13
Issuance of depository receipts	$ 22	$ 0